Balance Sheet Components - Summary of Other Liabilities and Accrued Expenses (Parenthetical) (Detail) - USD ($) $ in Millions			12 Months Ended
	Aug. 31, 2020	Jul. 02, 2018	Dec. 31, 2019	Dec. 31, 2018
(2) As of December 31, 2018, the deferred cash consideration of €9.0 million	$ 1.0
Origin earn-out payment target			$ 2.4
Elgato Acquisition
(2) As of December 31, 2018, the deferred cash consideration of €9.0 million		$ 46.6		$ 9.0